Segment Information - Summary of Revenue from Major Customers (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of major customers [line items]
Revenue	¥ 6,177,947	¥ 5,712,965	¥ 4,696,828
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Bussan Corporation [member]
Disclosure of major customers [line items]
Revenue	1,170,241	849,244	744,657
Steelmaking and Steel Fabrication [member] | Sumitomo Corporation [member]
Disclosure of major customers [line items]
Revenue	762,888	772,942	¥ 674,139
Steelmaking and Steel Fabrication [member] | Metal one corporation [member]
Disclosure of major customers [line items]
Revenue	¥ 631,639	¥ 592,146